Dear Shareholder:

The financial report, contained herein, shows results for the fiscal year ended September 30, 1995. Net investment income totalled $977,339 or $.26 per share compared to $1,109,906 or $.29 per share for the previous year. During the fiscal year ended September 30, 1995, bonds acquired in 1985, with a total par value of $4,550,000 were called. Interest rates of these bonds ranged from 9.2% to 10.5%. Replacement of these bonds at currently available interest rates ranging from 6.3% to 7.625% produced a significant decrease in the net investment income compared with the prior year. Net asset values increased to $4.19 per share from $4.16 per share as of September 30, 1994.

It is the Company's intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,
    /s/ Albert W. Turner                           /s/ Warren W. Pearce
Albert W. Turner,                                  Warren W. Pearce, Jr.,
Chairman of the Board                              President

November 20, 1995

                         INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Chesapeake Investors, Inc.

     We have audited the accompanying statement of assets and liabilities of Chesapeake Investors, Inc., including the portfolio of investments in securities schedule, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Chesapeake Investors, Inc. as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                            /s/ Stoy, Malone & Company, P.C.
                                                STOY, MALONE & COMPANY, P.C.

Bethesda, Maryland
November 20, 1995

                          CHESAPEAKE INVESTORS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 1995

ASSETS:
  Investments in Securities, at Value (Amortized
     Cost $12,784,630)                                       $13,877,004
  Temporary Investments in Short-Term Securities
     (at cost which approximates market)                       1,705,099
  Accrued Interest Receivable                                    302,030
                                                             -----------
                 Total  Assets                                15,884,133
                                                             -----------
LIABILITIES:
  Accounts Payable and Accrued Expenses                           24,035
                                                             -----------
                 Total  Liabilities                               24,035
                                                             -----------
NET ASSETS:
  Net Assets (Equivalent to $4.19 per share based on
     3,783,960 shares of capital stock outstanding)          $15,860,098
                                                             ===========


                       See Notes to Financial Statements

                          CHESAPEAKE INVESTORS, INC.
                    PORTFOLIO OF INVESTMENTS IN SECURITIES
                              SEPTEMBER 30, 1995

                                                        Face      Amortized
                                          Rating*      Amount       Cost         Value
                                          --------  -----------  -----------  -----------
Investments in Long-Term
     Securities:

Arizona:
     Salt River Project,
         Arizona - Series C Revenue
         5.5%, due 1/1/28..............        AA   $  700,000   $  685,159   $  644,665
                                                    -----------  -----------  -----------
Arkansas:
     Jefferson County, Arkansas
         Single Family Mortgage
         7.25%, due 12/1/10.............      AAA     365,000       321,274     390,382
     Little Rock, Arkansas
          Single Family Mortgage,
          7.3%:
             due 9/1/00    .............      AAA      25,000        24,271      27,680
             due 9/1/01    .............      AAA      25,000        24,158      28,057
             due 9/1/02    .............      AAA      30,000        28,865      34,055
             due 9/1/03    .............      AAA      35,000        33,543      40,108
             due 9/1/04    .............      AAA      35,000        33,420      40,416
             due 9/1/05    .............      AAA      40,000        38,064      46,432
             due 9/1/06    .............      AAA      35,000        33,200      40,775
             due 9/1/07    .............      AAA      45,000        42,559      52,535
             due 9/1/08    .............      AAA      50,000        47,157      58,413
             due 9/1/09    .............      AAA      50,000        47,035      58,380
             due 9/1/10    .............      AAA      30,000        28,152      34,933
                                                   -----------   -----------  ----------
                 Total Arkansas.........              765,000       701,698     852,166
                                                   -----------   -----------  ----------
California:
     Los Angeles, California
        Electric Revenue
         5.875%, due 9/1/30.............       AA     300,000       275,884     285,708
                                                   -----------   -----------  ----------

                          CHESAPEAKE INVESTORS, INC.
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                              SEPTEMBER 30, 1995

                                                         Face        Amortized
                                          Rating*       Amount         Cost          Value
                                          --------   ------------  ------------  ------------
Colorado:
     Platte River Power Authority
          Colorado,
          9.1%, due 6/1/00...........         AAA        500,000       499,703       524,550
     Mesa County, Colorado
          Sales Tax Revenue Refunding
          9.2%, due 6/1/96...........         AAA        250,000       250,000       258,495
     Mesa County, Colorado
          Sales Tax Revenue Refunding
          9.2%, due 12/1/96..........         AAA        400,000       400,000       423,500
                                                     ------------  ------------  ------------
               Total Colorado........                  1,150,000     1,149,703     1,206,545
                                                     ------------  ------------  ------------

District of Columbia:
     Georgetown University
          Revenue Bond
          7.4%, due 4/1/18...........          A+        750,000       730,431       811,800
                                                     ------------  ------------  ------------
Florida:
     City of Gainesville, Florida,
          Utility System Revenue,
          9.125%, due 10/1/05........         AAA        500,000       500,000       619,150
     Jacksonville, Florida
          Electric Authority '85
          10.25%, due 10/1/20........         AAA        500,000       500,000       510,170
     Florida State Board
          of Education - Cap Outlay
          7.25%, due 6/1/23..........          AA        200,000       198,746       225,774
                                                     ------------  ------------  ------------
               Total Florida.........                  1,200,000     1,198,746     1,355,094
                                                     ------------  ------------  ------------

                          CHESAPEAKE INVESTORS, INC.
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                              SEPTEMBER 30, 1995

                                                         Face         Amortized
                                          Rating*       Amount          Cost           Value
                                          --------   -------------  -------------  -------------
Illinois:
     Chicago, Illinois
          UTGO Public Library
          6.60%, due 1/1/04............       AAA         700,000        721,996        770,462
                                                     -------------  -------------  -------------

Louisiana:
     Shreveport, Louisiana,
          Single Family Mortgage,
          6.75%, due 9/1/10............       AAA         405,000        342,569        418,163
                                                     -------------  -------------  -------------

Massachusetts:
     Massachusetts State Utility
          Government Bond,
          7.625%, due 6/1/08...........       AAA         500,000        563,166        582,165
                                                     -------------  -------------  -------------

New Jersey:
     New Jersey State Turnpike,
          Revenue Bond,
          6.50%, due 1/1/06............         A         700,000        706,053        746,011
                                                     -------------  -------------  -------------

New York:
     New York State
          Local Revenue
          5.375%, due 4/1/16...........         A         200,000        185,385        183,596
     Triborough Bridge and
          Tunnel Authority -
          New York Rev Series
          7.875%, due 1/1/18...........       AAA         400,000        402,596        436,832
                                                     -------------  -------------  -------------
               Total New York..........                   600,000        587,981        620,428
                                                     -------------  -------------  -------------

                          CHESAPEAKE INVESTORS, INC.
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                              SEPTEMBER 30, 1995

                                                         Face         Amortized
                                          Rating*       Amount          Cost          Value
                                          --------   -------------  -------------  -------------
North Carolina:
     North Carolina Municipal
          Power Agency
          7.25%, due 1/1/07............         A         400,000        439,834        448,460
                                                     -------------  -------------  -------------

Oklahoma:
     Oklahoma State Turnpike
          Authority
          Turnpike Revenue
          6.125%, due 1/1/20...........        A+         360,000        355,568        364,208
                                                     -------------  -------------  -------------

Pennsylvania:
     Allegheny County, Pennsylvania
          Hospital Development Authority
          6.0%, due 11/1/23............       AAA         700,000        669,907        686,910
     Commonwealth of Pennsylvania
          Utility Government Obligation
          6.3%, due 11/1/02............       AAA         700,000        719,744        765,023
     Pennsylvania State Higher
          Educational Facility
          Authority
          7.15%, due 6/15/15...........       AAA         500,000        503,993        554,965
     Pennsylvania Intergovernmental
          Coop Authority Special
          Tax Revenue
          7%, due 6/15/04..............       AAA         500,000        523,230        568,355
                                                     -------------  -------------  -------------
               Total Pennsylvania......                 2,400,000      2,416,874      2,575,253
                                                     -------------  -------------  -------------

South Carolina:
     South Carolina State Public
          Service Authority
          7.3%, due 7/1/21.............       AA-         800,000        707,945        832,640
                                                     -------------  -------------  -------------

                          CHESAPEAKE INVESTORS, INC.
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                              SEPTEMBER 30, 1995

                                                  Face         Amortized
                                     Rating*     Amount          Cost           Value
                                     -------  -------------  -------------  -------------
Utah:
  Salt Lake City, Utah
     Hospital Revenue
     8.125%, due 5/15/15...........      AAA       700,000        711,160        845,376
                                              -------------  -------------  -------------
Washington:
  Washington State Motor
     Vehicle Fuel 86
     8.0%, due 9/1/09..............      AAA       500,000        489,863        517,860
                                              -------------  -------------  -------------
        Total Investments in
           Long-Term
           Securities..............           $ 12,930,000   $ 12,784,630   $  13,877,004
                                              =============  =============  ==============

* Ratings - Standard & Poor's or Moody's
            Unaudited

                                                                 Face
                                                                Amount         Cost
                                                            -------------  -------------
Temporary Investments in
  Short-Term Securities:

     Nations Tax-Exempt Fund
        Trust B Shares, 3.737% ........................     $  1,705,099   $  1,705,099
                                                            -------------  -------------
           Total Temporary Investments
              in Short-Term Securities ................     $  1,705,099   $  1,705,099
                                                            =============  =============

                       See Notes to Financial Statements

                          CHESAPEAKE INVESTORS, INC.
                            STATEMENT OF OPERATIONS
                         YEAR ENDED SEPTEMBER 30, 1995

 INVESTMENT INCOME:
     Interest Income                                                      $    1,095,003
                                                                          ---------------
EXPENSES:
     Investment Advisory Fee                                                      53,563
     Custodian Fees                                                               11,276
     Transfer Agent and Dividend
       Disbursing Agent Fees                                                      10,759
     Legal and Auditing Services                                                  14,065
     Administrative Services                                                      18,000
     Compensation of Directors not
       Members of the Investment Adviser's Organization                            4,000
     Printing Costs                                                                2,876
     Miscellaneous                                                                 3,125
                                                                          ---------------
          Total Expenses                                                         117,664
                                                                          ---------------
               Net Investment Income                                             977,339
                                                                          ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Realized Gain From Investment
          Transactions (Excluding Short-Term Securities):
            Proceeds from Sales                                                5,130,404
            Cost of Investments Sold                                           5,074,078
                                                                          ---------------
               Net Realized Gain on Investments                                   56,326
                                                                          ---------------
     Unrealized Gain on Investments:
          Unrealized Appreciation of Investments
               at Beginning of Year                                              949,350
          Unrealized Appreciation of Investments
               at End of Year                                                  1,092,374
                                                                          ---------------
                  Net Unrealized Gain on Investments                             143,024
                                                                          ---------------
               Net Realized and Unrealized Gain on
                    Investments                                                  199,350
                                                                          ---------------
Net Increase in Net Assets Resulting
     from Operations                                                      $    1,176,689
                                                                          ===============

                       See Notes to Financial Statements

                          CHESAPEAKE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                    YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                             1995           1994
                                                       --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
       Net Investment Income                           $      977,339  $    1,109,906
       Net Realized Gain on
          Investments                                          56,326          27,378
       Net Unrealized Gain (Loss)
          on Investments                                      143,024      (1,236,969)
                                                       --------------- ---------------
  Net Increase (Decrease) in Net Assets
          Resulting from Operations                         1,176,689         (99,685)

  Dividends to Shareholders from:
          Net Investment Income                            (1,045,545)     (1,005,623)
          Net Realized Gain on Investments                    (23,398)       (120,105)
                                                       --------------- ---------------

                 Total Increase (Decrease)
                      in Net Assets                           107,746      (1,225,413)

NET ASSETS:
  Beginning of Year                                        15,752,352      16,977,765
                                                       --------------- ---------------
  End of Year (Including Undistributed
     Net Investment Income of $793,428
     and $861,634, respectively, and
     Undistributed Net Realized Gains
     of $56,326 and $23,398, respectively)             $   15,860,098  $   15,752,352
                                                       =============== ===============

                       See Notes to Financial Statements

                          CHESAPEAKE INVESTORS, INC.
                         NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

     Chesapeake Investors, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT SECURITY VALUATION - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. FEDERAL INCOME TAXES - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

C. OTHER - Investment security transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds.

(2) - CAPITAL STOCK

     At September 30, 1995, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at September 30, 1995 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

     Sales of securities during fiscal year 1995, other than short-term securities, aggregated $5,130,404.

     Purchases of long-term securities during fiscal year 1995 aggregated $3,685,013.

     For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at September 30, 1995, was $12,603,289.

(4) - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for fiscal year 1995 totalled $53,563.

     For fiscal year 1995, fees of $18,000 for administrative services were paid to Carrollton Enterprises Limited Partnership. The Chairman of the Board is a partner in that firm.

(5) - DIVIDENDS

     During fiscal year 1995, the Company distributed dividends of $1,068,943 to its shareholders. On October 3, 1995, the Company declared a $.07 per share dividend payable October 31, 1995, to shareholders of record October 17, 1995.

                          CHESAPEAKE INVESTORS, INC.
                           SUPPLEMENTARY INFORMATION
                      SELECTED PER SHARE DATA AND RATIOS

                                              YEAR ENDED SEPTEMBER 30,
                               --------------------------------------------------------
                                 1995        1994        1993        1992        1991
                               --------    --------    --------    --------    --------
PER SHARE DATA:*
  Investment Income            $   .29     $   .32     $   .33     $   .34     $   .35
  Expenses                         .03         .03         .03         .03         .03
                               --------    --------    --------    --------    --------

  Net Investment Income            .26         .29         .30         .31         .32
  Dividends from:
    Net Investment Income         (.28)       (.27)       (.30)       (.32)       (.31)
    Net Realized Gain
      on Investments                -         (.03)         -           -           -
  Net Realized and Unreal-
    ized Gain (Loss) on
    Investments                    .05        (.32)        .08         .06         .13
                               --------    --------    --------    --------    --------

  Net Increase (Decrease)
    in Net Asset Value             .03        (.33)        .08         .05         .14
  Net Asset Value:
    Beginning of Year             4.16        4.49        4.41        4.36        4.22
                               --------    --------    --------    --------    --------
    End of Year                $  4.19     $  4.16     $  4.49     $  4.41     $  4.36
                               ========    ========    ========    ========    ========
RATIOS:
  Ratio of Expenses to
    Average Net Assets            .74%        .74%        .70%        .73%        .72%
  Ratio of Net Investment
    Income to Average Net
    Assets                       6.18%       6.81%       6.82%       7.14%       7.46%

*Selected data for a share of capital stock outstanding throughout the year.

DIRECTORS                                    INVESTMENT ADVISER

Albert W. Turner                             Federated Investment
Herndon G. Kilby                             Counseling, Inc.
Warren W. Pearce,  Jr.                       Pittsburgh, Pennsylvania
John F. Ryon
Wilbert N. Sales
                                             CUSTODIAN

                                             State Street Bank and Trust Company
                                             North Quincy, Massachusetts

                                             TRANSFER AGENT
OFFICERS
                                             Registrar and Transfer Company
Albert W. Turner,                            Cranford, New Jersey
  Chairman of the Board
Warren W. Pearce,  Jr.,                      INDEPENDENT AUDITORS
  President
Herndon G. Kilby,                            Stoy, Malone & Company, P.C.
  Secretary-Treasurer                        Bethesda, Maryland

OFFICES

11785 Beltsville Drive
Beltsville, Maryland